Statement of Earnings (Parentheticals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement
Cash distributions to advisors	$ 15,389	$ 6,157	$ 0